Not FDIC Insured May Lose Value No Bank Guarantee
FVIT-Q3PH

Schedules of Investments
(unaudited)
Franklin MicroCap Value Fund 2
Franklin Mutual U.S. Mid Cap Value Fund 6
Franklin Small Cap Value Fund 9
Notes to Schedules of Investments 13

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2024
Franklin MicroCap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Aerospace & Defense 4.8%
Babcock International Group plc ........................ United Kingdom 289,796 $ 1,982,006
a
Ducommun, Inc. .................................... United States 64,637 4,147,756
QinetiQ Group plc ................................... United Kingdom 654,743 4,066,870
10,196,632
Banks 15.7%
Arrow Financial Corp. ................................ United States 118,643 3,739,627
Atlantic Union Bankshares Corp. ........................ United States 96,359 3,978,663
First Business Financial Services, Inc. .................... United States 88,768 4,085,103
First Internet Bancorp ................................ United States 96,639 3,581,441
Investar Holding Corp. ............................... United States 189,982 3,514,667
Northeast Bank ..................................... United States 51,737 3,759,211
Orrstown Financial Services, Inc. ....................... United States 107,976 3,796,436
Premier Financial Corp. ............................... United States 134,688 3,412,994
Southern Missouri Bancorp, Inc. ........................ United States 65,984 3,774,285
33,642,427
Biotechnology 1.6%
a
Anika Therapeutics, Inc. .............................. United States 129,315 3,523,834
Building Products 2.5%
Johnson Controls International plc ....................... United States 42,531 3,042,668
UFP Industries, Inc. .................................. United States 17,147 2,262,203
5,304,871
Capital Markets 1.2%
Victory Capital Holdings, Inc. , A ......................... United States 49,023 2,568,315
Chemicals 0.5%
a,b
Covestro AG , 144A , Reg S ............................ Germany 19,035 1,120,569
Construction & Engineering 5.9%
a
Matrix Service Co. ................................... United States 302,354 3,059,823
a
Sterling Infrastructure, Inc. ............................ United States 28,448 3,310,209
Valmont Industries, Inc. ............................... United States 10,516 3,137,554
a
WillScot Holdings Corp. ............................... United States 77,354 3,171,514
12,679,100
Diversified REITs 2.9%
Alpine Income Property Trust, Inc. ....................... United States 156,407 2,716,790
CTO Realty Growth, Inc. .............................. United States 178,564 3,583,779
6,300,569
Diversified Telecommunication Services 1.5%
Koninklijke KPN NV ................................. Netherlands 831,299 3,275,472
Electric Utilities 2.9%
IDACORP, Inc. ..................................... United States 31,792 3,107,668
PPL Corp. ......................................... United States 105,966 3,149,310
6,256,978
Electrical Equipment 1.2%
Regal Rexnord Corp. ................................ United States 16,372 2,630,653
Electronic Equipment, Instruments & Components 1.8%
a
Flex Ltd. .......................................... United States 34,721 1,116,280
a
Sanmina Corp. ..................................... United States 37,216 2,803,481
3,919,761

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 3.9%
Baker Hughes Co. , A ................................. United States 93,846 $ 3,633,717
a
Helix Energy Solutions Group, Inc. ...................... United States 391,886 4,624,255
8,257,972
Financial Services 0.5%
Voya Financial, Inc. .................................. United States 13,096 952,472
Food Products 1.1%
Glanbia plc ........................................ Ireland 121,467 2,430,652
Ground Transportation 0.3%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 9,801 533,468
Health Care Providers & Services 2.1%
a
Fresenius SE & Co. KGaA ............................. Germany 123,353 4,419,835
Hotels, Restaurants & Leisure 2.4%
a
Brinker International, Inc. ............................. United States 28,658 1,914,641
a
Hilton Grand Vacations, Inc. ........................... United States 76,150 3,290,442
5,205,083
Household Durables 1.8%
Hooker Furnishings Corp. ............................. United States 168,099 2,566,872
a
M/I Homes, Inc. ..................................... United States 8,061 1,344,816
3,911,688
Insurance 5.2%
CNO Financial Group, Inc. ............................ United States 108,274 3,774,432
Everest Group Ltd. .................................. United States 5,241 2,059,032
Hanover Insurance Group, Inc. (The) ..................... United States 19,795 2,721,614
Tiptree, Inc. , A ...................................... United States 134,479 2,655,960
11,211,038
Interactive Media & Services 2.0%
a
QuinStreet, Inc. ..................................... United States 231,386 4,326,918
IT Services 1.8%
Hackett Group, Inc. (The) ............................. United States 143,590 3,917,135
Leisure Products 2.9%
a
Mattel, Inc. ........................................ United States 241,174 4,652,247
Polaris, Inc. ........................................ United States 19,144 1,594,312
6,246,559
Life Sciences Tools & Services 1.7%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 10,706 3,622,482
Machinery 8.8%
a
Chart Industries, Inc. ................................. United States 20,341 3,276,529
a
Gates Industrial Corp. plc ............................. United States 45,585 847,425
a
Graham Corp. ...................................... United States 123,164 4,036,084
a
L B Foster Co. , A .................................... United States 132,787 3,188,216
Miller Industries, Inc. ................................. United States 67,596 4,592,472
Mueller Water Products, Inc. , A ......................... United States 141,187 2,919,747
18,860,473
Media 1.2%
Cable One, Inc. ..................................... United States 6,178 2,553,862

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining 1.1%
Commercial Metals Co. ............................... United States 27,481 $ 1,651,608
Rio Tinto plc ....................................... Australia 9,929 645,612
2,297,220
Oil, Gas & Consumable Fuels 3.7%
VAALCO Energy, Inc. ................................ United States 682,277 4,885,103
Veren, Inc. ........................................ Canada 378,753 2,956,844
7,841,947
Paper & Forest Products 0.5%
Mercer International, Inc. .............................. Germany 128,303 977,669
Pharmaceuticals 2.7%
a
Harrow, Inc. ....................................... United States 224,610 5,790,446
Professional Services 1.5%
Heidrick & Struggles International, Inc. ................... United States 80,762 3,241,787
Retail REITs 1.7%
Brixmor Property Group, Inc. ........................... United States 139,335 3,548,862
Semiconductors & Semiconductor Equipment 0.5%
MKS Instruments, Inc. ................................ United States 8,480 1,067,632
Software 1.4%
a
ACI Worldwide, Inc. .................................. United States 68,028 2,940,850
Specialty Retail 3.0%
a
America's Car-Mart, Inc. .............................. United States 40,474 2,802,825
Group 1 Automotive, Inc. .............................. United States 9,931 3,631,965
6,434,790
Textiles, Apparel & Luxury Goods 3.5%
PVH Corp. ........................................ United States 9,051 923,111
Rocky Brands, Inc. .................................. United States 106,310 3,644,307
a
Vera Bradley, Inc. ................................... United States 438,325 3,015,676
7,583,094
Trading Companies & Distributors 1.5%
Ferguson plc ....................................... United States 14,623 3,255,811
Total Common Stocks (Cost $ 152,509,883 ) ...................................
212,848,926
Short Term Investments 1.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.7%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 5.002% .. United States 3,704,330 3,704,330
Total Money Market Funds (Cost $ 3,704,330 ) .................................
3,704,330
Total Short Term Investments (Cost $ 3,704,330 ) ...............................
3,704,330
a
Total Investments (Cost $ 156,214,213 ) 101.0% ................................
$216,553,256
Other Assets, less Liabilities (1.0) % .........................................
(2,223,591)
Net Assets 100.0% .........................................................
$214,329,665
a a a

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 18.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2024, the value of this security was
$1,120,569, representing 0.5% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2024
Franklin Mutual U.S. Mid Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.9%
Aerospace & Defense 4.1%
Babcock International Group plc ........................ United Kingdom 1,617,601 $ 11,063,282
L3Harris Technologies, Inc. ............................ United States 54,164 12,289,270
Melrose Industries plc ................................ United Kingdom 1,296,380 9,815,068
33,167,620
Automobile Components 2.5%
a
Aptiv plc .......................................... United States 168,431 11,687,427
Dowlais Group plc ................................... United Kingdom 9,631,917 7,933,644
19,621,071
Banks 5.7%
Citizens Financial Group, Inc. .......................... United States 495,235 21,131,678
PNC Financial Services Group, Inc. (The) ................. United States 134,761 24,405,217
45,536,895
Building Products 2.0%
Johnson Controls International plc ....................... United States 226,238 16,185,067
Chemicals 5.3%
Ashland, Inc. ....................................... United States 101,750 9,834,137
Avient Corp. ....................................... United States 196,824 8,904,318
LyondellBasell Industries NV , A ......................... United States 127,456 12,676,774
Olin Corp. ......................................... United States 243,171 11,091,029
42,506,258
Commercial Services & Supplies 2.1%
a
Stericycle, Inc. ..................................... United States 183,125 10,721,969
Vestis Corp. ....................................... United States 440,231 5,709,796
16,431,765
Construction & Engineering 1.7%
a
WillScot Holdings Corp. ............................... United States 335,466 13,754,106
Consumer Finance 1.4%
Capital One Financial Corp. ........................... United States 75,958 11,500,041
Containers & Packaging 2.1%
International Paper Co. ............................... United States 369,715 17,184,353
Distributors 1.7%
Genuine Parts Co. .................................. United States 90,118 13,257,259
Electric Utilities 8.5%
Entergy Corp. ...................................... United States 198,697 23,042,891
Evergy, Inc. ........................................ United States 368,650 21,381,700
PPL Corp. ......................................... United States 792,579 23,555,448
67,980,039
Electrical Equipment 1.9%
Regal Rexnord Corp. ................................ United States 95,936 15,414,997
Electronic Equipment, Instruments & Components 2.3%
a
Flex Ltd. .......................................... United States 574,753 18,478,309
Energy Equipment & Services 3.6%
Baker Hughes Co. , A ................................. United States 354,817 13,738,515
Schlumberger NV ................................... United States 308,418 14,893,505
28,632,020

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 5.4%
a
Fiserv, Inc. ........................................ United States 53,815 $ 8,802,519
Global Payments, Inc. ................................ United States 161,487 16,413,539
Voya Financial, Inc. .................................. United States 242,614 17,645,316
42,861,374
Food Products 1.8%
Kraft Heinz Co. (The) ................................ United States 408,792 14,393,566
Health Care Equipment & Supplies 2.9%
Baxter International, Inc. .............................. United States 360,720 12,920,990
a
Envista Holdings Corp. ............................... United States 617,481 10,540,401
23,461,391
Health Care Providers & Services 4.4%
Cencora, Inc. ...................................... United States 56,006 13,322,707
a
Fresenius SE & Co. KGaA ............................. Germany 303,543 10,876,185
Humana, Inc. ...................................... United States 30,376 10,984,266
35,183,158
Household Durables 2.0%
DR Horton, Inc. ..................................... United States 90,695 16,318,751
Insurance 4.5%
Everest Group Ltd. .................................. United States 44,062 17,310,638
Hartford Financial Services Group, Inc. (The) .............. United States 170,484 18,910,085
36,220,723
Interactive Media & Services 0.7%
a
Match Group, Inc. ................................... United States 136,691 5,213,395
IT Services 0.7%
Amdocs Ltd. ....................................... United States 60,002 5,248,375
Leisure Products 1.3%
Polaris, Inc. ........................................ United States 120,405 10,027,328
Life Sciences Tools & Services 1.7%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 41,033 13,883,926
Machinery 1.9%
Dover Corp. ....................................... United States 83,285 15,346,094
Media 1.3%
a
Charter Communications, Inc. , A ........................ United States 27,126 10,300,285
Oil, Gas & Consumable Fuels 3.0%
Veren, Inc. ........................................ Canada 1,228,676 9,583,673
Williams Cos., Inc. (The) .............................. United States 337,409 14,488,342
24,072,015
Personal Care Products 2.1%
Kenvue, Inc. ....................................... United States 913,232 16,885,660
Pharmaceuticals 1.0%
GSK plc .......................................... United States 432,667 8,400,561
Professional Services 4.8%
ICF International, Inc. ................................ United States 43,360 6,378,256
KBR, Inc. ......................................... United States 214,592 14,289,681

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 18.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
SS&C Technologies Holdings, Inc. ....................... United States 238,001 $ 17,362,173
38,030,110
Real Estate Management & Development 3.4%
a
CBRE Group, Inc. , A ................................. United States 140,576 15,844,321
Colliers International Group, Inc. ........................ Canada 83,973 11,308,644
27,152,965
Retail REITs 2.7%
Brixmor Property Group, Inc. ........................... United States 840,607 21,410,260
Software 1.9%
Gen Digital, Inc. .................................... United States 598,683 15,559,771
Specialized REITs 1.7%
SBA Communications Corp. , A ......................... United States 61,234 13,443,312
Specialty Retail 1.1%
Dick's Sporting Goods, Inc. ............................ United States 39,369 8,517,483
Trading Companies & Distributors 3.7%
AerCap Holdings NV ................................. Ireland 149,544 14,049,659
Ferguson plc ....................................... United States 71,002 15,808,595
29,858,254
Total Common Stocks (Cost $ 625,381,081 ) ...................................
791,438,557
Short Term Investments 5.1%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 5.002% .. United States 40,613,818 40,613,818
Total Money Market Funds (Cost $ 40,613,818 ) ................................
40,613,818
Total Short Term Investments (Cost $ 40,613,818 ) ..............................
40,613,818
a
Total Investments (Cost $ 665,994,899 ) 104.0% ................................
$832,052,375
Other Assets, less Liabilities (4.0) % .........................................
(31,552,356)
Net Assets 100.0% .........................................................
$800,500,019
a a a
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2024
Franklin Small Cap Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.7%
Aerospace & Defense 6.9%
Babcock International Group plc ........................ United Kingdom 8,471,618 $ 57,940,062
Melrose Industries plc ................................ United Kingdom 5,418,108 41,021,226
QinetiQ Group plc ................................... United Kingdom 22,712,650 141,077,311
a
Senior plc ......................................... United Kingdom 28,282,051 59,472,419
299,511,018
Automobile Components 0.5%
LCI Industries ...................................... United States 183,776 21,444,821
Banks 18.9%
Atlantic Union Bankshares Corp. ........................ United States 903,334 37,298,661
a
Camden National Corp. ............................... United States 760,566 31,700,391
Columbia Banking System, Inc. ......................... United States 4,592,604 120,142,521
First Bancorp ...................................... United States 1,127,765 47,140,577
First Commonwealth Financial Corp. ..................... United States 2,214,213 40,032,971
First Interstate BancSystem, Inc. , A ...................... United States 3,531,394 111,486,108
German American Bancorp, Inc. ........................ United States 992,296 39,036,925
Peoples Bancorp, Inc. ................................ United States 1,146,235 38,135,238
Sandy Spring Bancorp, Inc. ............................ United States 604,573 18,518,071
Seacoast Banking Corp. of Florida ...................... United States 1,773,200 49,365,888
SouthState Corp. ................................... United States 1,310,047 129,655,351
TriCo Bancshares ................................... United States 979,117 45,558,314
WSFS Financial Corp. ................................ United States 1,861,083 105,132,579
813,203,595
Building Products 2.3%
Insteel Industries, Inc. ................................ United States 441,343 15,115,998
UFP Industries, Inc. .................................. United States 625,994 82,587,388
97,703,386
Capital Markets 1.6%
Piper Sandler Cos. .................................. United States 58,350 15,945,888
Victory Capital Holdings, Inc. , A ......................... United States 995,223 52,139,733
68,085,621
Chemicals 4.3%
Ashland, Inc. ....................................... United States 62,308 6,022,068
Avient Corp. ....................................... United States 1,556,177 70,401,448
a
Elementis plc ...................................... United Kingdom 39,868,704 81,889,891
Olin Corp. ......................................... United States 107,125 4,885,971
Tronox Holdings plc ................................. United States 1,325,708 21,423,441
184,622,819
Commercial Services & Supplies 1.6%
HNI Corp. ......................................... United States 1,284,598 70,588,660
Communications Equipment 0.5%
b
Lumentum Holdings, Inc. .............................. United States 452,236 23,416,780
Construction & Engineering 5.9%
Primoris Services Corp. ............................... United States 1,573,450 88,852,722
Valmont Industries, Inc. ............................... United States 213,839 63,801,004
b
WillScot Holdings Corp. ............................... United States 2,475,625 101,500,625
254,154,351
Consumer Finance 1.1%
Bread Financial Holdings, Inc. .......................... United States 894,777 48,836,929

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified REITs 1.0%
Alexander & Baldwin, Inc. ............................. United States 2,301,072 $ 45,354,129
Electric Utilities 1.4%
IDACORP, Inc. ..................................... United States 602,570 58,901,218
Electrical Equipment 2.1%
Regal Rexnord Corp. ................................ United States 555,087 89,191,379
Electronic Equipment, Instruments & Components 5.9%
Benchmark Electronics, Inc. ........................... United States 1,158,518 55,458,256
b
Coherent Corp. ..................................... United States 494,954 34,488,395
CTS Corp. ........................................ United States 36,178 1,768,380
a,b
Knowles Corp. ..................................... United States 5,622,273 102,718,928
b
Sanmina Corp. ..................................... United States 773,581 58,273,857
252,707,816
Energy Equipment & Services 2.0%
Hunting plc ........................................ United Kingdom 6,069,869 35,639,663
b
John Wood Group plc ................................ United Kingdom 14,929,189 39,146,035
TechnipFMC plc .................................... United Kingdom 391,017 11,535,002
86,320,700
Food Products 2.0%
Glanbia plc ........................................ Ireland 4,217,105 84,387,655
Ground Transportation 0.2%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 197,595 10,755,096
Health Care Equipment & Supplies 0.7%
b
Envista Holdings Corp. ............................... United States 1,201,428 20,508,376
b
Integer Holdings Corp. ............................... United States 80,436 9,552,579
30,060,955
Hotel & Resort REITs 0.6%
Sunstone Hotel Investors, Inc. .......................... United States 2,408,722 24,954,360
Hotels, Restaurants & Leisure 5.9%
Boyd Gaming Corp. ................................. United States 442,014 26,905,392
b
Brinker International, Inc. ............................. United States 1,590,980 106,293,374
Dalata Hotel Group plc ............................... Ireland 7,871,617 35,044,138
b
Hilton Grand Vacations, Inc. ........................... United States 2,011,509 86,917,304
255,160,208
Household Durables 2.2%
Century Communities, Inc. ............................ United States 140,017 14,661,180
b
M/I Homes, Inc. ..................................... United States 195,074 32,544,195
Meritage Homes Corp. ............................... United States 144,926 29,401,138
b
Taylor Morrison Home Corp. , A ......................... United States 253,924 17,033,222
93,639,735
Industrial REITs 0.2%
STAG Industrial, Inc. ................................. United States 218,036 8,898,049
Insurance 5.3%
CNO Financial Group, Inc. ............................ United States 3,049,576 106,308,219
Hanover Insurance Group, Inc. (The) ..................... United States 496,109 68,210,026
Horace Mann Educators Corp. ......................... United States 1,530,456 52,907,864
b
TWFG, Inc. , A ...................................... United States 6,521 164,721
227,590,830

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products 3.5%
BRP, Inc. .......................................... United States 483,090 $ 34,995,469
Brunswick Corp. .................................... United States 103,534 8,432,844
b
Mattel, Inc. ........................................ United States 5,514,646 106,377,521
149,805,834
Machinery 5.8%
b
Atmus Filtration Technologies, Inc. ...................... United States 111,736 3,445,938
b
Chart Industries, Inc. ................................. United States 415,291 66,895,074
Columbus McKinnon Corp. ............................ United States 1,000,499 38,179,042
b
Gates Industrial Corp. plc ............................. United States 1,279,547 23,786,779
Mueller Water Products, Inc. , A ......................... United States 5,526,204 114,281,899
Timken Co. (The) ................................... United States 25,937 2,255,222
248,843,954
Media 1.2%
Cable One, Inc. ..................................... United States 125,108 51,717,145
Metals & Mining 1.3%
Commercial Metals Co. ............................... United States 631,443 37,949,725
Ryerson Holding Corp. ............................... United States 772,556 18,379,107
56,328,832
Multi-Utilities 0.4%
Black Hills Corp. .................................... United States 313,976 18,540,283
Office REITs 0.9%
Highwoods Properties, Inc. ............................ United States 1,295,937 40,135,169
Oil, Gas & Consumable Fuels 3.2%
b
Green Plains, Inc. ................................... United States 926,167 16,420,941
Veren, Inc. ........................................ Canada 15,586,769 121,682,565
138,103,506
Paper & Forest Products 0.5%
Louisiana-Pacific Corp. ............................... United States 233,067 22,877,857
Professional Services 1.0%
Kforce, Inc. ........................................ United States 595,987 41,403,217
Real Estate Management & Development 0.7%
Colliers International Group, Inc. ........................ Canada 223,277 30,068,714
Retail REITs 0.6%
Kite Realty Group Trust ............................... United States 1,103,207 27,205,085
Semiconductors & Semiconductor Equipment 1.3%
b
Cohu, Inc. ......................................... United States 1,758,911 56,267,563
Software 3.4%
b
ACI Worldwide, Inc. .................................. United States 3,360,914 145,292,312
Specialty Retail 0.7%
Group 1 Automotive, Inc. .............................. United States 88,957 32,533,354
Textiles, Apparel & Luxury Goods 0.6%
Dr. Martens plc ..................................... United Kingdom 14,631,252 13,374,858
PVH Corp. ........................................ United States 131,523 13,414,031
26,788,889
Trading Companies & Distributors 1.5%
Herc Holdings, Inc. .................................. United States 22,859 3,562,347

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 18.
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
McGrath RentCorp .................................. United States 547,782 $ 60,162,897
63,725,244
Total Common Stocks (Cost $ 3,250,446,843 ) ..................................
4,299,127,068
Short Term Investments 1.0%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.0%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 5.002% .. United States 41,713,353 41,713,353
Total Money Market Funds (Cost $ 41,713,353 ) ................................
41,713,353
Total Short Term Investments (Cost $ 41,713,353 ) ..............................
41,713,353
a
Total Investments (Cost $ 3,292,160,196 ) 100.7% ..............................
$4,340,840,421
Other Assets, less Liabilities (0.7) % .........................................
(27,885,402)
Net Assets 100.0% .........................................................
$4,312,955,019
a a a
a
See Note 3 regarding holdings of 5% voting securities.
b
Non-income producing.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended July 31, 2024, investments in “affiliated companies” were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July
31, 2024, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
ACI Worldwide, Inc. ... $ 118,605,425 $ — $ (80,848,616) $ 785,459 $ —
a
$ —
a
—
a
$ —
Camden National Corp . 22,829,626 1,768,112 (2,949,083) (966,392) 11,018,128 31,700,391 760,566 1,030,559
Children's Place Inc. (The) 24,228,745 — (18,862,522) (46,404,953) 41,038,730 —
b
— —
Clearfield, Inc. ....... 25,463,434 — (31,570,237) (14,838,998) 20,945,801 —
b
— —
Columbus McKinnon Corp. 50,856,191 8,167,693 (30,974,808) (2,359,524) —
a
—
a
—
a
369,224
Elementis plc ....... 57,383,349 — — — 24,506,542 81,889,891 39,868,704 826,210
Horace Mann Educators
Corp. ........... 77,847,302 2,743,821 (34,498,337) (5,622,498) —
a
—
a
—
a
2,178,396
Knowles Corp ....... 71,614,533 3,572,893 (1,569,254) (479,441) 29,580,197 102,718,928 5,622,273 —
McGrath RentCorp .... 135,104,593 9,354,033 (103,904,378) 36,749,890 —
a
—
a
—
a
1,081,305
Senior plc .......... 53,752,095 — — — 5,720,324 59,472,419 28,282,051 602,748
Total Affiliated Securities
(Value is 6 .4 % of Net
Assets) .......... $637,685,293 $25,606,552 $(305,177,235) $(33,136,457) $132,809,722 $275,781,629 $6,088,442
a
As of July 31, 2024, no longer an affiliate.
b
As of July 31, 2024, no longer held by the fund.
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 5.002% $3,026,861 $45,353,824 $(44,676,355) $— $— $3,704,330 3,704,330 $207,843
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 5.002% $— $3,913,000 $(3,913,000) $— $— $— — $561
Total Affiliated Securities ... $3,026,861 $49,266,824 $(48,589,355) $— $— $3,704,330 $208,404
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 5.002% $33,756,988 $113,655,004 $(106,798,174) $— $— $40,613,818 40,613,818 $1,350,350
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 5.002% $— $4,083,000 $(4,083,000) $— $— $— — $—
Total Affiliated Securities ... $33,756,988 $117,738,004 $(110,881,174) $— $— $40,613,818 $1,350,350
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 5.002% $76,597,843 $836,614,220 $(871,498,710) $— $— $41,713,353 41,713,353 $2,443,092
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 5.002% $— $25,106,000 $(25,106,000) $— $— $— — $19,581
Total Affiliated Securities ... $76,597,843 $861,720,220 $(896,604,710) $— $— $41,713,353 $2,462,673
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2024, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 4,147,756 $ 6,048,876 $ — $ 10,196,632
Banks ............................... 33,642,427 — — 33,642,427
Biotechnology ......................... 3,523,834 — — 3,523,834
Building Products ...................... 5,304,871 — — 5,304,871
Capital Markets ........................ 2,568,315 — — 2,568,315
Chemicals ........................... — 1,120,569 — 1,120,569
Construction & Engineering ............... 12,679,100 — — 12,679,100
Diversified REITs ...................... 6,300,569 — — 6,300,569
Diversified Telecommunication Services ..... — 3,275,472 — 3,275,472
Electric Utilities ........................ 6,256,978 — — 6,256,978
Electrical Equipment .................... 2,630,653 — — 2,630,653
Electronic Equipment, Instruments &
Components ........................ 3,919,761 — — 3,919,761
Energy Equipment & Services ............. 8,257,972 — — 8,257,972
Financial Services ...................... 952,472 — — 952,472
Food Products ........................ 2,430,652 — — 2,430,652
Ground Transportation .................. 533,468 — — 533,468
Health Care Providers & Services .......... — 4,419,835 — 4,419,835
Hotels, Restaurants & Leisure ............. 5,205,083 — — 5,205,083
Household Durables .................... 3,911,688 — — 3,911,688
Insurance ............................ 11,211,038 — — 11,211,038
Interactive Media & Services .............. 4,326,918 — — 4,326,918
IT Services ........................... 3,917,135 — — 3,917,135
Leisure Products ....................... 6,246,559 — — 6,246,559
Life Sciences Tools & Services ............ 3,622,482 — — 3,622,482
Machinery ............................ 18,860,473 — — 18,860,473
Media ............................... 2,553,862 — — 2,553,862
Metals & Mining ....................... 1,651,608 645,612 — 2,297,220
Oil, Gas & Consumable Fuels ............. 7,841,947 — — 7,841,947
Paper & Forest Products ................. 977,669 — — 977,669
Pharmaceuticals ....................... 5,790,446 — — 5,790,446
Professional Services ................... 3,241,787 — — 3,241,787
Retail REITs .......................... 3,548,862 — — 3,548,862
Semiconductors & Semiconductor Equipment . 1,067,632 — — 1,067,632
Software ............................. 2,940,850 — — 2,940,850
Specialty Retail ........................ 6,434,790 — — 6,434,790
Textiles, Apparel & Luxury Goods .......... 7,583,094 — — 7,583,094
Trading Companies & Distributors .......... 3,255,811 — — 3,255,811
Short Term Investments ................... 3,704,330 — — 3,704,330
Total Investments in Securities ........... $201,042,892 $15,510,364
a
$— $216,553,256
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Common Stocks :
Aerospace & Defense ................... $ 12,289,270 $ 20,878,350 $ — $ 33,167,620
Automobile Components ................. 11,687,427 7,933,644 — 19,621,071
Banks ............................... 45,536,895 — — 45,536,895
Building Products ...................... 16,185,067 — — 16,185,067
Chemicals ........................... 42,506,258 — — 42,506,258
Commercial Services & Supplies ........... 16,431,765 — — 16,431,765
Construction & Engineering ............... 13,754,106 — — 13,754,106
Consumer Finance ..................... 11,500,041 — — 11,500,041
Containers & Packaging ................. 17,184,353 — — 17,184,353
Distributors ........................... 13,257,259 — — 13,257,259
Electric Utilities ........................ 67,980,039 — — 67,980,039
Electrical Equipment .................... 15,414,997 — — 15,414,997
Electronic Equipment, Instruments &
Components ........................ 18,478,309 — — 18,478,309
Energy Equipment & Services ............. 28,632,020 — — 28,632,020
Financial Services ...................... 42,861,374 — — 42,861,374
Food Products ........................ 14,393,566 — — 14,393,566
Health Care Equipment & Supplies ......... 23,461,391 — — 23,461,391
Health Care Providers & Services .......... 24,306,973 10,876,185 — 35,183,158
Household Durables .................... 16,318,751 — — 16,318,751
Insurance ............................ 36,220,723 — — 36,220,723
Interactive Media & Services .............. 5,213,395 — — 5,213,395
IT Services ........................... 5,248,375 — — 5,248,375
Leisure Products ....................... 10,027,328 — — 10,027,328
Life Sciences Tools & Services ............ 13,883,926 — — 13,883,926
Machinery ............................ 15,346,094 — — 15,346,094
Media ............................... 10,300,285 — — 10,300,285
Oil, Gas & Consumable Fuels ............. 24,072,015 — — 24,072,015
Personal Care Products ................. 16,885,660 — — 16,885,660
Pharmaceuticals ....................... — 8,400,561 — 8,400,561
Professional Services ................... 38,030,110 — — 38,030,110
Real Estate Management & Development .... 27,152,965 — — 27,152,965
Retail REITs .......................... 21,410,260 — — 21,410,260
Software ............................. 15,559,771 — — 15,559,771
Specialized REITs ...................... 13,443,312 — — 13,443,312
Specialty Retail ........................ 8,517,483 — — 8,517,483
Trading Companies & Distributors .......... 29,858,254 — — 29,858,254
Short Term Investments ................... 40,613,818 — — 40,613,818
Total Investments in Securities ........... $783,963,635 $48,088,740
b
$— $832,052,375
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 59,472,419 240,038,599 — 299,511,018
Automobile Components ................. 21,444,821 — — 21,444,821
Banks ............................... 813,203,595 — — 813,203,595
Building Products ...................... 97,703,386 — — 97,703,386
Capital Markets ........................ 68,085,621 — — 68,085,621
Chemicals ........................... 184,622,819 — — 184,622,819
Commercial Services & Supplies ........... 70,588,660 — — 70,588,660
Communications Equipment .............. 23,416,780 — — 23,416,780
Construction & Engineering ............... 254,154,351 — — 254,154,351
Consumer Finance ..................... 48,836,929 — — 48,836,929
Diversified REITs ...................... 45,354,129 — — 45,354,129
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electric Utilities ........................ $ 58,901,218 $ — $ — $ 58,901,218
Electrical Equipment .................... 89,191,379 — — 89,191,379
Electronic Equipment, Instruments &
Components ........................ 252,707,816 — — 252,707,816
Energy Equipment & Services ............. 50,681,037 35,639,663 — 86,320,700
Food Products ........................ 84,387,655 — — 84,387,655
Ground Transportation .................. 10,755,096 — — 10,755,096
Health Care Equipment & Supplies ......... 30,060,955 — — 30,060,955
Hotel & Resort REITs ................... 24,954,360 — — 24,954,360
Hotels, Restaurants & Leisure ............. 220,116,070 35,044,138 — 255,160,208
Household Durables .................... 93,639,735 — — 93,639,735
Industrial REITs ....................... 8,898,049 — — 8,898,049
Insurance ............................ 227,590,830 — — 227,590,830
Leisure Products ....................... 149,805,834 — — 149,805,834
Machinery ............................ 248,843,954 — — 248,843,954
Media ............................... 51,717,145 — — 51,717,145
Metals & Mining ....................... 56,328,832 — — 56,328,832
Multi-Utilities .......................... 18,540,283 — — 18,540,283
Office REITs .......................... 40,135,169 — — 40,135,169
Oil, Gas & Consumable Fuels ............. 138,103,506 — — 138,103,506
Paper & Forest Products ................. 22,877,857 — — 22,877,857
Professional Services ................... 41,403,217 — — 41,403,217
Real Estate Management & Development .... 30,068,714 — — 30,068,714
Retail REITs .......................... 27,205,085 — — 27,205,085
Semiconductors & Semiconductor Equipment . 56,267,563 — — 56,267,563
Software ............................. 145,292,312 — — 145,292,312
Specialty Retail ........................ 32,533,354 — — 32,533,354
Textiles, Apparel & Luxury Goods .......... 13,414,031 13,374,858 — 26,788,889
Trading Companies & Distributors .......... 63,725,244 — — 63,725,244
Short Term Investments ................... 41,713,353 — — 41,713,353
Total Investments in Securities ........... $4,016,743,163 $324,097,258
c
$— $4,340,840,421
a
Includes foreign securities valued at $15,510,364, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $48,088,740, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $324,097,258, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)
Selected Portfolio
REIT
Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.